UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $58,499 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106      785     5000 SH       SOLE                     5000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     2992   200000 SH       SOLE                   200000
ARVINMERITOR INC               COM              043353101      777    50000 SH       SOLE                    50000
BARRICK GOLD CORP              COM              067901108     2777    60000 SH       SOLE                    60000
BP PLC                         SPONSORED ADR    055622104     1235    30000 SH       SOLE                    30000
CAPSTONE TURBINE CORP          COM              14067D102      460   595239 SH       SOLE                   595239
CAREFUSION CORP                COM              14170T101      894    36000 SH       SOLE                    36000
CARMIKE CINEMAS INC            COM              143436400     3052   350000 SH       SOLE                   350000
CIT GROUP INC                  COM NEW          125581801     5103   125000 SH       SOLE                   125000
GLOBE SPECIALTY METALS INC     COM              37954N206     1404   100000 SH       SOLE                   100000
GOOGLE INC                     CL A             38259P508     2498     4750 SH       SOLE                     4750
GYMBOREE CORP                  COM              403777105     1662    40000 SH       SOLE                    40000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1312   800002 SH       SOLE                   800002
LEAR CORP                      COM NEW          521865204     2368    30000 SH       SOLE                    30000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3896    60000 SH       SOLE                    60000
LIFE TECHNOLOGIES CORP         COM              53217V109     4202    90000 SH       SOLE                    90000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     6975   450000 SH       SOLE                   450000
MICROSOFT CORP                 COM              594918104     1033    42200 SH       SOLE                    42200
POPULAR INC                    COM              733174106     1305   450000 SH       SOLE                   450000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     2939   175000 SH       SOLE                   175000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      316    20000 SH       SOLE                    20000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      337    20800 SH       SOLE                    20800
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      520    22000 SH       SOLE                    22000
RURAL / METRO CORP             COM              781748108     1489   175000 SH       SOLE                   175000
TRIDENT MICROSYSTEMS INC       COM              895919108      855   500000 SH       SOLE                   500000
UAL CORP                       COM NEW          902549807     2958   125000 SH       SOLE                   125000
VERMILLION INC                 COM NEW          92407M206      331    60000 SH       SOLE                    60000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     2481   100000 SH       SOLE                   100000
WILLIAMS COS INC DEL           COM              969457100      764    40000 SH       SOLE                    40000
YAHOO INC                      COM              984332106      779    55000 SH       SOLE                    55000